Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions
Schedule of Provisions

	2017							2016
			Judicial provision
	Asset Retirement Obligation (i)	Environmental Obligation (i)	Tax (ii)	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	159,117	80,016	26,299	11,773	15,415	4,259	296,879	197,359
Present value adjustment	846	3,808					4,654	2,617
Additions	4,303	16,843	4,503	11,765	5,832	4,570	47,816	104,749
Reversals	—	(13,176)	(14,569)	(10,359)	(63)	(3,852)	(42,019)	(11,794)
Judicial deposits, net of write-off	—	—	695	3,358	(778)	—	3,275	(6,530)
Write-off	(5,068)	(3,847)	(2,932)	(3,703)	(2,508)	(608)	(18,666)	(7,678)
Interest and indexation	—	—	4,429	3,818	341	234	8,822	4,926
Exchange variation	(2,520)	191	150	(231)	81	(38)	(2,367)	16,416
Companies excluded from the consolidation	(1,022)	—	—	—	—	—	(1,022)	—
Cost and interest revision	43,789	—	—	—	—	—	43,789	(3,186)

Balance at the end of the year	199,445	83,835	18,575	16,421	18,320	4,565	341,161	296,879

Current	—	14,641	—	—	—	—	14,641	—
Non-current	199,445	69,194	18,575	16,421	18,320	4,565	326,520	296,879

	199,445	83,835	18,575	16,421	18,320	4,565	341,161	296,879

(i)

In 2017, the Company conducted an update of its asset retirement obligations and potential environmental obligations. As a result of this study, which included the review of the timing of estimated disbursements, the Company recorded for Brazilian operations an additional asset retirement obligations in the amount of US$ 43,789, (US$ 38,541 related to cost revision and US$ 5,248 related to interest revision), and additional environmental obligations of US$ 16,843. For the new operation in Ambrosia, the Company recorded asset retirement obligations in the amount of US$ 4,227.

(ii)

The reversal of the tax provision in the amount of US$ 14,569 during the year ended December 31, 2017 relates to a favorable judicial pronouncement for the exclusion of ICMS (tax levied over the sale of goods) from the calculation basis of PIS and COFINS (taxes levied over revenues).

Schedule of Provisions and judicial deposits

	2017				2016
	Judicial deposits	Provision	Net amount	Outstanding judicial deposits (i)	Judicial deposits	Provision	Net amount	Outstanding judicial deposits (i)
Tax	(2,318)	20,893	18,575	3,130	(2,232)	28,531	26,299	5,158
Labor	(4,765)	21,186	16,421	7,408	(8,116)	19,889	11,773	8,994
Civil	(758)	19,078	18,320	23	(3)	15,418	15,415	8
Environmental	—	4,565	4,565	388	—	4,259	4,259	—

	(7,841)	65,722	57,881	10,949	(10,351)	68,097	57,746	14,160

(i)

The Company’s subsidiaries have deposited with the courts the above amounts in relation to proceedings classified by the Company, supported by its legal advisors as having a possible or remote possibility of loss, and which therefore, are not subject to provisions.

Schedule of litigation with likelihood of loss considered possible
	2017	2016
Tax	125,438	94,076
Labor	46,402	55,278
Civil	24,911	28,185
Environmental	133,851	130,549

	330,602	308,088